Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. For the most recently completed fiscal year, we did not use any financial performance measure to link Compensation Actually Paid to our NEOs to the Company’s performance; accordingly, this disclosure does not present a company-selected measure in the table below nor a tabular list of our most important performance measures, as permitted by the Securities and Exchange Commission. For further information regarding our performance-based approach to executive compensation and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for Helen Sabzevari(1) ($)	Compensation Actually Paid to Helen Sabzevari(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income (Loss) ($ Millions)(5)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	3,497,620	(1,088,021)	892,363	601,344	27.74	113.65	28.3
2021	2,516,168	(16,112,695)	611,020	230,396	67.70	126.45	(92.2)
2020	20,409,916	41,484,902	1,168,689	1,740,335	186.13	126.42	(170.5)

(1)
Helen Sabzevari was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Donald P. Lehr	Harry Thomasian Jr.	Harry Thomasian Jr.
Jeffery Perez	Donald P. Lehr	Donald P. Lehr
Rick Sterling	Jeffery Perez	Jeffery Perez
Randal Kirk	Rick Sterling	Rutul Shah
Brad Osborne
James V. Lambert

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (3) below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,497,620	(2,209,127)	(2,376,516)	(1,088,021)
2021	2,516,168	(749,998)	(17,878,865)	(16,112,695)
2020	20,409,916	(18,644,600)	39,719,586	41,484,902
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	892,363	(357,307)	66,288	601,344
2021	611,020	(215,235)	(165,389)	230,396
2020	1,168,689	(653,440)	1,225,086	1,740,335
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The Company does not pay any dividends and consequently, no adjustment for dividends is shown in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	933,566	(3,366,326)	426,136	(369,892)	0	(2,376,516)
2021	0	(17,338,751)	662,450	(1,202,564)	0	(17,878,865)
2020	37,870,674	595,965	1,300,000	(47,053)	0	39,719,586
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	192,885	(122,266)	32,298	(36,629)	0	66,288
2021	84,641	(105,418)	65,018	(47,094)	(162,536)	(165,389)
2020	136,606	429,872	692,095	(33,487)	0	1,225,086
For the values of equity awards included in the above tables, the valuation of certain stock option awards uses the Black-Scholes option-pricing model with volatility assumptions that may differ materially from those disclosed as of the grant date. For purposes of this table, full reliance on the Company’s historical volatility was used even in cases where there was not full history, when on the grant date, a weighted blend of the Company’s volatility and the average historical peer volatilities was used.
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of each of the listed years in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Reflects “Net Income (loss)” for each applicable year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the applicable years.

Named Executive Officers, Footnote [Text Block]
(1)
Helen Sabzevari was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Donald P. Lehr	Harry Thomasian Jr.	Harry Thomasian Jr.
Jeffery Perez	Donald P. Lehr	Donald P. Lehr
Rick Sterling	Jeffery Perez	Jeffery Perez
Randal Kirk	Rick Sterling	Rutul Shah
Brad Osborne
James V. Lambert

Changed Peer Group, Footnote [Text Block]
(4)
	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of each of the listed years in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance
PEO Total Compensation Amount	$ 3,497,620	$ 2,516,168	$ 20,409,916
PEO Actually Paid Compensation Amount	$ (1,088,021)	(16,112,695)	41,484,902
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	3,497,620	(2,209,127)	(2,376,516)	(1,088,021)
2021	2,516,168	(749,998)	(17,878,865)	(16,112,695)
2020	20,409,916	(18,644,600)	39,719,586	41,484,902
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The Company does not pay any dividends and consequently, no adjustment for dividends is shown in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2022	933,566	(3,366,326)	426,136	(369,892)	0	(2,376,516)
2021	0	(17,338,751)	662,450	(1,202,564)	0	(17,878,865)
2020	37,870,674	595,965	1,300,000	(47,053)	0	39,719,586

Non-PEO NEO Average Total Compensation Amount	$ 892,363	611,020	1,168,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 601,344	230,396	1,740,335
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	892,363	(357,307)	66,288	601,344
2021	611,020	(215,235)	(165,389)	230,396
2020	1,168,689	(653,440)	1,225,086	1,740,335
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The Company does not pay any dividends and consequently, no adjustment for dividends is shown in the following tables.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	192,885	(122,266)	32,298	(36,629)	0	66,288
2021	84,641	(105,418)	65,018	(47,094)	(162,536)	(165,389)
2020	136,606	429,872	692,095	(33,487)	0	1,225,086

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (loss) during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 27.74	67.7	186.13
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 28,300,000	(92,200,000)	(170,500,000)
PEO Name	Helen Sabzevari
Additional 402(v) Disclosure [Text Block]
PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,209,127)	(749,998)	(18,644,600)
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,376,516)	(17,878,865)	39,719,586
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	933,566	0	37,870,674
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,366,326)	(17,338,751)	595,965
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	426,136	662,450	1,300,000
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(369,892)	(1,202,564)	(47,053)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(357,307)	(215,235)	(653,440)
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,288	(165,389)	1,225,086
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,266)	(105,418)	429,872
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,629)	(47,094)	(33,487)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(162,536)	0
Non-PEO NEO [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	192,885	84,641	136,606
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 32,298	$ 65,018	$ 692,095